Note 9 - Commitments and Contingencies - Lease Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating lease cost	$ 1,898,940	$ 1,651,539
Amortization of lease assets	1,056,784	1,205,155
Interest on lease liabilities	158,491	246,053
Total finance lease costs	$ 1,215,275	$ 1,451,208